6. STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
6. STOCKHOLDERS’ EQUITY

6. Stockholder’s Equity

Common stock

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $0.01 each. On July 16, 2007, the Company merged into a C corporation and, concurrent with this merger, each of the shares of stock of the terminating S corporation converted into 23,904.38 shares of common stock of the C corporation, resulting in a total of 351,535 shares outstanding. Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger.  Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $0.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $0.001 per share. On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In February 2012, the Company completed the 2012 Financing to raise gross proceeds of $17.3 million in cash in connection with, and immediately prior to the closing of the Merger.  In the 2012 Financing, Former ADMA issued 1,828,128 shares of Former ADMA’s common stock at a price per share of $9.60 to accredited investors pursuant to the Securities Purchase Agreement.  In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of Former ADMA’s common stock.  The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing, approximated $15.7 million.

On February 13, 2012, ParentCo entered into the Merger Agreement by and among ParentCo, Former ADMA and Acquisition Sub.  Upon the closing of the Merger, Acquisition Sub was merged with and into Former ADMA, and Former ADMA, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc. and the name of Former ADMA was changed to ADMA Plasma Biologics, Inc.  Prior to the transactions contemplated by the Merger Agreement with Former ADMA, there were no material relationships between ParentCo and Former ADMA, or any of their respective affiliates, directors or officers, or any associates of their respective directors or officers.  For accounting purposes, the Merger was accounted for as a reverse acquisition, with Former ADMA as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror).  Consequently, the historical financial information of Former ADMA will become the historical financial information of ParentCo.

Immediately prior to the Merger, (i) 3,386,454 shares of Series A Preferred Stock of Former ADMA were converted into 11,243,748 shares of Former ADMA’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of Former ADMA’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into an equal number of shares of Former ADMA’s common stock, and (ii) the shares of common stock of Former ADMA were reverse split at a ratio of 1-for-6.8.  All of the then issued and outstanding shares of Former ADMA’s common stock, including the common stock issued in the 2012 Financing and including the shares of Former ADMA’s Series A Preferred Stock, which were converted into Former ADMA’s common stock immediately prior to and as part of the Merger, were automatically exchanged into 4,601,270 shares of Common Stock at a 1:1 exchange ratio.  All warrants, options and other rights to purchase or acquire shares of Former ADMA’s common stock outstanding immediately prior to the Merger, including the Placement Agent Warrants and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 383,380 shares of Common Stock at the same exercise prices; and 2,446,967 of the 2,500,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders now hold 53,033 shares of Common Stock, not including the 87,865 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

Common stock options and warrants

The fair value of employee options granted was determined on the date of grant using the Black-Scholes model. The Black-Scholes option valuation model was developed for use in estimating the fair value of publicly traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The Company's employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate. Because there is no public market for the Company's stock and very little historical experience with the Company's stock options, a similar publicly traded company was used for comparison and expectations as to assumptions required for fair value computation using the Black-Scholes methodology.

The Company records compensation expense associated with stock options and other forms of equity compensation using the Black-Scholes option-pricing model and the following assumptions:

Three Months Ended March 31, 2012
Expected Term	6.25 years
Volatility	82%
Dividend yield	0.0%
Risk-free interest rate	1.99%

Guidance for stock-based compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company currently estimates there will be no forfeitures of options.

During the three months ended March 31, 2012 and 2011, the Company recorded stock-based compensation expense to employees of $46,254 and $11,202, respectively.

A summary of the Company’s option and warrant activity under the Plan and related information is as follows:

	Three Months Ended March 31, 2012
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	83,382	$3.33
Forfeited	—	$—
Granted	212,134	$9.60
Outstanding at end of period and expected to vest	295,516	$7.82
Options exercisable	87,764	$3.83
Weighted-average fair value of options granted during the period		$6.85

The weighted average remaining contractual life of stock options outstanding and expected to vest at March 31, 2012 is 6.6 years.  The weighted average remaining contractual life of stock options exercisable at March 31, 2012 is 5.8 years.

As of March 31, 2012, the total compensation expense related to non-vested options not yet recognized totaled $1,404,541.  The weighted-average vesting period over which the total compensation expense related to non-vested options not yet recognized at March 31, 2012 was approximately 3.8 years.

6. Stockholder’s Equity

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $.01 each. On July 16, 2007, the Company merged into a C corporation and, concurrent with this election, each of the shares of stock of the terminating S corporation converted into 23,904.38 shares of common stock of the C corporation, resulting in a total of 351,535 shares outstanding. Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger. Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $.001 per share. On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In December 2011, 57,054 shares of Common Stock were issued in connection with the cashless exercise of 57,342 Stock Purchase Warrants and 4,835,224 shares of Series A-1 Preferred Stock were issued in connection with the conversion of notes payable and accrued interest thereon.

In December 2011, the corporate charter was amended to increase the authorized capital from 6,500,000 to 16,800,000 common shares and from 3,400,000 to 8,221,678 preferred shares.

On December 22, 2011, $8,150,000 of notes payable to significant shareholders plus accrued interest were converted to Series A Preferred Stock at a conversion rate of $1.993 per share resulting in the issuance of 4,835,224 additional shares of Series A Preferred Stock. The note holders also exercised 57,342 warrants in a cashless transaction for 57,054 shares of common stock and cancelled warrants for an additional 586 shares of common stock. The due date on all remaining notes payable to significant shareholders was extended from December 31, 2011 to March 31, 2012.

The Series A Preferred Shares have the following rights and preferences:

Dividends

From and after the date of their issuance, dividends at the rate per annum of $0.3514 per share shall accrue on Series A Preferred shares. The Company is under no obligation to pay such accruing dividends. However, dividends on the Preferred Shares shall be cumulative from the date of issuance and shall be paid before any dividends on shares of any other class of stock of the Company. No such dividends were declared prior to December 31, 2010. As of December 31, 2011 and 2010, $5,326,207 and $4,117,726, respectively, in dividends had accumulated on the Series A shares.

Conversion

The holders of the Series A Preferred Shares have the right to convert their shares to common stock at any time at an initial conversion price of $5.02 per share. In certain situations, the Preferred Shares are protected from dilution by future issuances of common stock at less than the Series A Preferred Share conversion price. At December 31, 2011, the conversion price was $13.5524 per share under these anti-dilution provisions.

The Company is required, at all times, to reserve a sufficient number of shares of common stock to effect the conversion of all outstanding shares of preferred stock.

Liquidation preference

Upon liquidation or dissolution of the Company, the holders of the Series A shares are entitled to be paid an amount per share equal to the Series A Original Issue Price ($5.02 per share) plus the cumulative unpaid dividends and any other dividends declared but unpaid.

Voting

The stockholders of the Series A Preferred Shares vote together with all other classes of stock as a single class on matters presented to the stockholders of the Company. Each holder of Series A Preferred Shares is entitled to a number of votes (one vote) equal to the number of whole shares of common stock into which the Series A Preferred Shares of such holder are convertible as of the record date for determining stockholders to vote on such matters, except with respect to certain corporate actions, which require a fifty percent (50%) approval of the then outstanding Series A Preferred Shares. The holders of record of the Series A shares, as a separate class, are entitled to elect two directors of the five-member Board of the Company. One of the two “Series A Directors” shall serve as Chairman of the Board. The holders of record of the common stock are also entitled to elect two directors.